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                         SUMMIT CASH RESERVES FUND OF
                      FINANCIAL INSTITUTIONS SERIES TRUST


                                                         October 2, 1995

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attn: Division of Investment Management

         Re:  Summit Cash Reserves Fund of Financial
              Institutions Series Trust
              Post-Effective Amendment No. 14 to the
              Registration Statement on Form N-1A
              (Securities Act File No. 2-78646;
              Investment Company Act File No. 811-3189)
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Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Summit Cash Reserves Fund of Financial Institutions Series Trust (the "Fund") hereby certifies that:

     (1) the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

     (2) the text of Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 27, 1995.


                                    Very truly yours,

                                    SUMMIT CASH RESERVES FUND OF
                                    FINANCIAL INSTITUTIONS SERIES TRUST


                                    By:       /s/ Robert Harris
                                      -----------------------------------
                                           Robert Harris, Secretary